UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Treasury Fund series (the "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2006

UST-QTLY-0906

1.804885.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 1.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.6%
8/3/06	4.50%	$ 38,565	$ 38,556
Repurchase Agreements - 98.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/31/06 due 8/1/06 at:
5.25% (b)	$ 55,454	55,446
5.26% (b)	2,227,452	2,227,127
With:
Merrill Lynch Government Securities, Inc. at 5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $26,203,395, 2.30% - 3.38%, 1/15/26 - 4/15/32)	26,293	25,000
UBS Warburg LLC at:
5.25%, dated 6/7/06 due 1/3/07 (Collateralized by U.S. Treasury Obligations valued at $68,234,637, 2.38% - 4.88%, 7/31/11 - 1/15/25)	68,021	66,000
5.4%, dated 7/20/06 due 1/16/07 (Collateralized by U.S. Treasury Obligations valued at $66,950,303, 2.38%, 1/15/25)	66,755	65,000
TOTAL REPURCHASE AGREEMENTS		2,438,573
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,477,129)		2,477,129
NET OTHER ASSETS - (0.1)%		(2,378)
NET ASSETS - 100%		$ 2,474,751
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$55,446,000 due 8/1/06 at 5.25%
Banc of America Securities LLC.	$ 8,856
Bear Stearns & Co. Inc.	19,750
Credit Suisse First Boston LLC	10,128
Lehman Brothers Inc..	16,712
$ 55,446

$2,227,127,000 due 8/1/06 at 5.26%
BNP Paribas Securities Corp.	$ 377,406
Credit Suisse First Boston LLC	451,151
Deutsche Bank Securities Inc.	56,394
HSBC Securities (USA), Inc.	338,364
J.P. Morgan Securities, Inc.	281,970
Merrill Lynch, Pierce, Fenner & Smith	518,824
Mizuho Securities USA Inc..	203,018
$ 2,227,127
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,477,129,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006